401(k) PLAN	12 Months Ended
Sep. 30, 2024
Retirement Benefits [Abstract]
401(k) PLAN

NOTE 15        401(k) PLAN

The Company maintains a 401(k) benefit plan allowing eligible employees to make pre-tax and/or after-tax contributions of a portion of their salary in amounts subject to Internal Revenue Service limitations. The Company made immediately vested contributions based on a percentage of the employee’s salary of $442,000 during Fiscal 2024, of which $341,000 was recorded to cost of sales, $24,000 was recorded to sales and marketing expense and $77,000 was recorded to general and administrative expense on the consolidated statement of operations. The Company made immediately vested contributions based on a percentage of the employee’s salary of $426,000 during Fiscal 2023, of which $310,000 was recorded to cost of sales, $25,000 was recorded to sales and marketing expense and $91,000 was recorded to general and administrative expense on the consolidated statement of operations.